Overview and Summary of Significant Accounting Policies - Technology and Infrastructure (FY) (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development costs	$ 80	$ 12	$ 150	$ 21	$ 56	$ 21	$ 5